Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share based awards granted

	For the Year Ended December 31,
	2017	2018	2019
Cost of sales	—	9,289	9,763
Research and development expenses	23,210	109,124	82,680
Selling, general and administrative expenses	67,086	561,055	241,052
Total	90,296	679,468	333,495

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2016	52,623,554	0.32	8.30	51,506
Granted	13,460,477	1.46	—	—
Exercised	(2,723,540)	0.39	—	—
Cancelled	(5,236,562)	0.44	—	—
Expired	(348,015)	0.25	—	—
Outstanding as of December 31, 2017	57,775,914	0.57	8.52	114,299
Granted	47,216,792	2.79	—	—
Exercised	(7,732,317)	0.40	—	—
Cancelled	(5,498,453)	1.17	—	—
Expired	(687,796)	0.62	—	—
Outstanding as of December 31, 2018	91,074,140	1.69	8.23	425,988
Granted	33,964,176	3.29	—	—
Exercised	(20,133,668)	0.49	—	—
Cancelled	(14,759,778)	2.69	—	—
Expired	(1,300,898)	4.11	—	—
Outstanding as of December 31, 2019	88,843,972	2.38	6.77	164,363
Vested and expected to vest as of December 31, 2017	55,832,678	—	—	107,299
Exercisable as of December 31, 2017	5,089,894	—	—	11,070
Vested and expected to vest as of December 31, 2018	99,702,386	—	—	467,127
Exercisable as of December 31, 2018	32,959,964	—	—	185,787
Vested and expected to vest as of December 31, 2019	118,546,834	—	—	354,839
Exercisable as of December 31, 2019	32,925,154	—	—	80,801

Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

	2017			2018			2019
Exercise price (US$)	0.61	-	2.55	0.10	-	6.74	1.80	-	7.09
Fair value of the ordinary shares on the date of option grant (US$)	1.30	-	2.55	3.38	-	6.74	1.80	-	7.09
Risk-free interest rate	2.31%	-	2.40%	2.74%	-	3.15%	1.66%	-	2.54%
Expected term (in years)			10	7	-	10	7	-	10
Expected dividend yield			0%			0%			0%
Expected volatility	51%	-	52%	47%	-	51%	44%	-	52%
Expected forfeiture rate (post-vesting)			5%	5%	-	8%	6%	-	8%

Stock Liability Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

	2017	2018
Exercise price	1.82	1.74
Fair value of the Preferred Shares on the measurement date	2.70	4.54
Risk-free interest rate	2%	2%
Remaining life (in years)	3.64	0.26
Expected dividend yield	0%	0%
Expected volatility	47 -48%	43%-44%

Employees | Prime Hubs Restricted Shares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Shares	Weighted Average
Employees	Outstanding	Grant Date Fair Value
		US$
Unvested as of December 31, 2016	8,400,000	0.72
Granted	2,000,000	2.05
Vested	(3,133,329)	0.84
Forfeited	(208,333)	0.72
Unvested as of December 31, 2017	7,058,338	1.04
Vested	(7,058,338)	1.04
Unvested as of December 31, 2018	—	—

Employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2016	1,837,387	0.96
Vested	(470,015)	0.96
Forfeited	(254,395)	0.96
Unvested at December 31, 2017	1,112,977	0.96
Vested	(608,406)	0.96
Forfeited	(63,058)	0.96
Unvested at December 31, 2018	441,513	0.96
Vested	(362,685)	0.96
Forfeited	(78,828)	0.96
Unvested at December 31, 2019	—	—

Non-employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2017	—	—
Granted	509,001	6.72
Vested	(445,104)	6.74
Unvested at December 31, 2018	63,897	6.60
Granted	—	—
Vested	(31,949)	6.60
Unvested at December 31, 2019	31,948	6.60